Other assets (Tables)	12 Months Ended
Dec. 31, 2019
Other Assets1 [Abstract]
Schedule of Other Assets

	2019	2018
	$	$

Low-grade stockpile	24,153	18,237
Debt service reserve account (Note 12)	11,783	13,736
Loan receivable, including accrued interest	3,984	5,053
Reclamation deposits	6,653	2,485
Other	226	840
	46,799	40,351